Other Payables and Accruals	12 Months Ended
Dec. 31, 2021
Other Payables and Accruals
Other Payables and Accruals

8. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2020	2021
Unearned revenue	25,828	28,325
Accrued off-hire	1,802	1,768
Accrued purchases	4,187	3,273
Accrued interest	10,855	9,180
Other accruals	8,007	7,625
Total	50,679	50,171

The unearned revenue of $28,325 represents monthly charter hires received in advance as of December 31, 2021 relating to January 2022 (December 31, 2020: $25,828).